Share-Based Compensation - Summary of Movements of Share Options Under The Koolearn Post-IPO Share Option II (Detail) - Koolearn post ipo share option three [Member] - $ / shares	12 Months Ended
May 31, 2025
Disclosure Of Share Based Compensation By Share Based Arrangement Stock Option Activity One [Line Items]
Number of Shares Option, Outstanding	34,483,946
Number of Shares Option, Forfeited	(120,288)
Number of share option, Exercised	(3,550,122)
Number of Shares Option, Outstanding	30,813,536
Number Of share options, Options vested and expected to vest, Shares	30,813,536
Number of share options Exercisable	30,813,536
Weighted Average Exercise Price Per Option, Outstanding	$ 0.67
Weighted average exercise prices, Forfeited	0.67
Weighted average exercise prices, Exercised	0.67
Weighted Average Exercise Price Per Option, Outstanding	0.67
Options vested and expected to vest, Weighted Average Exercise Price	0.67
Weighted average exercise price per option Exercisable	$ 0.67